Appendix IV: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Appendix IV: Financial Instruments [Abstract]
Schedule of Detailed Information about Financial Instruments	The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2021 is as follows:

								Fair value
Millions of euros	2022	2023	2024	2025	2026	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(8,251)	1,889	1,943	3,014	4,177	20,534	23,306	15,264	8,377	23,641
Floating rate	907	2,101	413	119	2,288	2,006	7,834	41	7,975	8,016
Spread	0.04%	0.04%	0.06%	—	(0.09%)	(0.12%)	(0.04%)	—	—	—
Fixed rate	(9,158)	(212)	1,530	2,895	1,889	18,528	15,472	15,223	402	15,625
Interest rate	(0.74%)	(7.53%)	0.59%	1.48%	2.05%	1.56%	3.00%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(69)	—	—	—	—	—	(69)	—	(68)	(68)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(69)	—	—	—	—	—	(69)	—	(68)	(68)
Interest rate	1.87%	—	—	—	—	—	1.87%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	373	—	—	—	—	—	373	575	(200)	375
Floating rate	—	—	—	—	—	—	—	—	(2)	(2)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	373	—	—	—	—	—	373	575	(198)	377
Interest rate	7.95%	—	—	—	—	—	7.95%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CHF	(2)	—	—	—	—	—	(2)	149	(149)	—
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(2)	—	—	—	—	—	(2)	149	(149)	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(921)	95	131	(441)	(1,766)	2,561	(341)	16,548	(16,875)	(327)
Floating rate	373	125	132	(441)	(1,766)	2,560	983	462	77	539
Spread	0.35%	1.75%	0.67%	—	—	—	0.45%	—	—	—
Fixed rate	(1,294)	(30)	(1)	—	—	1	(1,324)	16,086	(16,952)	(866)
Interest rate	(0.48%)	—	—	—	—	—	0.32%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	(6)	—	82	—	24	—	100	98	5	103
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(6)	—	82	—	24	—	100	98	5	103
Interest rate	—	—	9.39%	—	8.90%	—	10.08%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2022	2023	2024	2025	2026	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in ARS	(205)	19	—	—	—	—	(186)	(186)	—	(186)
Floating rate	(1)	—	—	—	—	—	(1)	(1)	—	(1)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(204)	19	—	—	—	—	(185)	(185)	—	(185)
Interest rate	30.03%	44.70%	—	—	—	—	28.53%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	4,413	25	—	295	—	262	4,995	(144)	5,080	4,936
Floating rate	(700)	(41)	—	295	—	262	(184)	(215)	39	(176)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	5,113	66	—	—	—	—	5,179	71	5,041	5,112
Interest rate	8.13%	8.75%	—	—	—	—	8.14%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(32)	318	85	176	94	86	727	(496)	1,225	729
Floating rate	135	3	—	—	—	86	224	(17)	374	357
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(167)	315	85	176	94	—	503	(479)	851	372
Interest rate	1.99%	2.59%	1.57%	3.18%	3.60%	—	3.01%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	100	(100)	—
Floating rate	—	—	—	—	—	—	—	100	(100)	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	298	62	56	149	143	126	834	460	377	837
Floating rate	5	—	—	—	—	—	5	5	—	5
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	293	62	56	149	143	126	829	455	377	832
Interest rate	5.40%	6.46%	5.81%	7.08%	7.36%	7.38%	6.45%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	—	—	—	—	—	74	74	74	—	74
Floating rate	—	—	—	—	—	74	74	74	—	74
Spread	—	—	—	—	—	3.21%	3.21%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	(38)	48	143	662	—	34	849	213	643	856
Floating rate	(3)	—	66	130	—	—	193	274	405	679
Spread	—	—	1.35%	5.82%	—	—	4.39%	—	—	—
Fixed rate	(35)	48	77	532	—	34	656	(61)	238	177
Interest rate	1.48%	5.24%	6.65%	3.19%	—	8.09%	4.09%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(2)	1	—	—	—	—	(1)	(1)	—	(1)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(2)	1	—	—	—	—	(1)	(1)	—	(1)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2022	2023	2024	2025	2026	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Instruments in MXN	(331)	11	—	—	—	—	(320)	(433)	112	(321)
Floating rate	(2)	—	—	—	—	—	(2)	(2)	—	(2)
Spread	1.96%	—	—	—	—	—	1.96%	—	—	—
Fixed rate	(329)	11	—	—	—	—	(318)	(431)	112	(319)
Interest rate	2.91%	6.18%	—	—	—	—	2.81%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	1	—	1
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	1	—	1
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							30,339	32,222	(1,573)	30,649
Floating rate							9,126	721	8,768	9,489
Fixed rate							21,213	31,501	(10,341)	21,160
Rate cap							—	—	—	—
Currency Options and Others (*)							—	—	—	—
(*) Amounts include in fixed rate
The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2021:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2022	2023	2024	2025	2026	Subsequent years	Total	Fair value
EUR								(98)
Fixed to fix	—	—	—	—	—	—	—	—
Receiving leg	(75)	—	—	—	—	—	(75)	(43)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	75	—	—	—	—	—	75	43
Average Interest Rate	0.55%	—	—	—	—	—	0.55%	—
Fixed to floating	—	—	—	—	—	—	—	(260)
Receiving leg	(3,868)	(3,674)	(1,393)	(965)	(1,295)	(1,720)	(12,915)	(7,235)
Average Interest Rate	1.02%	1.52%	1.12%	0.63%	0.91%	0.51%	1.06%	—
Paying leg	3,868	3,674	1,393	965	1,295	1,720	12,915	6,975
Average Spread	1.02%	0.37%	0.36%	0.56%	—	0.01%	0.49%	—
Floating to fixed	—	—	—	—	—	—	—	162
Receiving leg	—	(972)	(470)	(50)	(777)	(1,295)	(3,564)	(3,556)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	972	470	50	777	1,295	3,564	3,718
Average Interest Rate	—	0.60%	1.26%	0.65%	0.82%	0.79%	0.80%	—
USD								(22)
Fixed to floating	—	—	—	—	—	—	—	(26)
Receiving leg	(565)	(962)	(150)	—	—	—	(1,677)	(1,103)
Average Interest Rate	1.73%	1.77%	3.55%	—	—	—	1.92%	—
Paying leg	565	962	150	—	—	—	1,677	1,077
Average Spread	0.92%	0.55%	—	—	—	—	0.63%	—
Floating to fixed	—	—	—	—	—	—	—	4
Receiving leg	—	(662)	(150)	—	—	—	(812)	(812)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	662	150	—	—	—	812	816
Average Interest Rate	—	0.24%	2.52%	—	—	—	0.66%	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2022	2023	2024	2025	2026	Subsequent years	Total	Fair value
EUR								1,145
Fixed to floating	—	—	—	—	—	—	—	(47)
Receiving leg	(100)	(800)	—	(125)	—	(275)	(1,300)	(1,395)
Average Interest Rate	1.20%	1.50%	—	0.32%	—	0.72%	1.20%	—
Paying leg	100	800	—	125	—	275	1,300	1,348
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	1,192
Receiving leg	(67)	—	—	(354)	—	(7,132)	(7,553)	(7,168)
Average Spread	—	—	—	0.44%	—	—	0.02%	—
Paying leg	67	—	—	354	—	7,132	7,553	8,360
Average Interest Rate	0.16%	—	—	0.44%	—	1.19%	1.14%	—
USD								(2,217)
Fixed to floating	—	—	—	—	—	—	—	(2,217)
Receiving leg	(204)	(113)	(78)	(399)	(3,541)	(9,426)	(13,761)	(12,093)
Average Interest Rate	2.03%	2.19%	2.36%	1.30%	2.79%	3.24%	3.04%	—
Paying leg	204	113	78	399	3,541	9,426	13,761	9,876
Average Spread	—	—	—	1.03%	2.78%	—	0.75%	—
GBP								(86)
Fixed to floating	—	—	—	—	—	—	—	(86)
Receiving leg	—	—	—	—	—	(476)	(476)	(557)
Average Interest Rate	—	—	—	—	—	3.42%	3.42%	—
Paying leg	—	—	—	—	—	476	476	471
Average Spread	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2022	2023	2024	2025	2026	Subsequent years	Total	Fair value
CLP								(8)
Fixed to floating	—	—	—	—	—	—	—	1
Receiving leg	(3)	(3)	—	—	—	—	(6)	(5)
Average Interest Rate	4.90%	4.90%	—	—	—	—	4.90%	—
Paying leg	3	3	—	—	—	—	6	6
Average Spread	1.27%	1.27%	—	—	—	—	1.27%	—
Floating to fixed	—	—	—	—	—	—	—	(9)
Receiving leg	(16)	(122)	—	—	—	—	(138)	(13)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	16	122	—	—	—	—	138	4
Average Interest Rate	0.69%	1.54%	—	—	—	—	1.44%	—
COP								(41)
Fixed to floating	—	—	—	—	—	—	—	2
Receiving leg	—	—	—	(67)	—	—	(67)	—
Average Interest Rate	—	—	—	5.77%	—	—	5.77%	—
Paying leg	—	—	—	67	—	—	67	2
Average Spread	—	—	—	1.07%	—	—	1.07%	—
Floating to fixed	—	—	—	—	—	—	—	(43)
Receiving leg	—	—	—	(532)	—	(34)	(566)	(45)
Average Spread	—	—	—	—	—	3.39%	0.20%	—
Paying leg	—	—	—	532	—	34	566	2
Average Interest Rate	—	—	—	3.19%	—	8.09%	3.48%	—

Schedule of Maturity Analysis for Derivative Financial Liabilities
Interest rate options, by maturity, are as follows:

Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2022	2023	2024	2025	2026	Subsequent years	Total
Currency swaps
Receive	BRL	—	—	—	—	—	—	—
Pay	BRL	(83)	—	—	—	—	—	(83)
Receive	CLP	337	73	—	—	—	—	410
Pay	CLP	(502)	(320)	—	—	—	(86)	(908)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	—	—	—	(418)	—	—	(418)
Receive	EUR	881	929	—	—	—	—	1,810
Pay	EUR	(657)	(668)	(80)	(46)	(2,352)	(8,331)	(12,134)
Receive	GBP	179	—	—	—	595	476	1,250
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	119	119
Pay	JPY	—	—	—	—	—	—	—
Receive	MXN	27	27	27	27	27	97	232
Pay	MXN	(27)	(27)	(27)	(27)	(27)	(97)	(232)
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	—	—	—	—	1	—	1
Receive	UFC	—	194	—	—	—	—	194
Pay	UFC	—	(97)	—	—	—	—	(97)
Receive	USD	1,404	959	78	487	1,775	7,748	12,451
Pay	USD	(1,415)	(956)	—	—	(1)	—	(2,372)
Receive	UDI	42	42	42	42	42	151	361
Pay	UDI	(42)	(42)	(42)	(42)	(42)	(151)	(361)
TOTAL		144	114	(2)	23	18	(74)	223
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.80), EUR/USD (1.14), USD/COP (3,729.46) and EUR/CHF (1.20).

Millions of euros		2022	2023	2024	2025	2026	Subsequent years	Total
Forwards
Receive	BRL	99	—	—	—	—	—	99
Pay	BRL	(5,166)	—	—	—	—	—	(5,166)
Receive	CLP	44	—	—	—	—	—	44
Pay	CLP	(748)	(28)	(1)	—	—	—	(777)
Receive	COP	248	—	—	—	—	—	248
Pay	COP	(326)	(19)	—	—	—	—	(345)
Receive	CZK	69	—	—	—	—	—	69
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	7,996	—	—	—	—	—	7,996
Pay	EUR	(1,556)	—	—	—	—	—	(1,556)
Receive	GBP	607	—	—	—	—	—	607
Pay	GBP	(1,939)	—	—	—	—	—	(1,939)
Receive	CHF	145	—	—	—	—	—	145
Pay	CHF	—	—	—	—	—	—	—
Receive	MXN	11	—	—	—	—	—	11
Pay	MXN	(123)	—	—	—	—	—	(123)
Receive	PEN	13	—	—	—	—	—	13
Pay	PEN	(393)	—	—	—	—	—	(393)
Receive	USD	2,195	46	1	—	—	—	2,242
Pay	USD	(1,359)	—	—	—	—	—	(1,359)
Receive	UYU	2	—	—	—	—	—	2
Pay	UYU	(8)	—	—	—	—	—	(8)
TOTAL		(189)	(1)	—	—	—	—	(190)
(*) The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.85), EUR/USD (1.14), USD/COP (3,912.96) and EUR/BRL (6.55).